SUBSEQUENT EVENT (Details Narrative) - USD ($)		12 Months Ended
	Jan. 13, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for asset acquisition		$ 4,261,413	$ 0
Purchase Agreement [Member] | Subsequent event [Member]
Cash paid for asset acquisition	$ 850,000